Computation of EPS (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS
Basic and diluted EPS calculations are presented in the following table:

	Year Ended December 31,
(Dollars in millions, except per share data, shares in thousands)	2023	2022	2021
Net income (loss) available to common shareholders - continuing operations	$(1,864)	$5,446	$5,569
Net income available to common shareholders - discontinued operations	412	481	464
Net income (loss) available to common shareholders	$(1,452)	$5,927	$6,033
Weighted average number of common shares	1,331,963	1,328,120	1,337,144
Effect of dilutive outstanding equity-based awards(1)	—	10,342	12,234
Weighted average number of diluted common shares	1,331,963	1,338,462	1,349,378
Basic earnings from continuing operations	$(1.40)	$4.10	$4.16
Basic earnings from discontinued operations	0.31	0.36	0.35
Basic EPS	$(1.09)	$4.46	$4.51
Diluted earnings from continuing operations	$(1.40)	$4.07	$4.13
Diluted earnings from discontinued operations	0.31	0.36	0.34
Diluted EPS	$(1.09)	$4.43	$4.47
Anti-dilutive awards	11,143	93	3
(1)For the year ended December 31, 2023, outstanding equity-based awards were deemed anti-dilutive and therefore, excluded from the Company’s diluted EPS calculation.